  As filed with the Securities and Exchange Commission on September 20, 2002
                                              Securities Act File No. 333-91932
================================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-14

                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933                        [_]
                          Pre-Effective Amendment No.
                        Post-Effective Amendment No. 1                      [X]

                           BNY HAMILTON FUNDS, INC.
              (Exact Name of Registrant as Specified in Charter)

                               -----------------

                               3435 Stelzer Road
                           Columbus, Ohio 43219-3035
              (Address of Principal Executive Offices) (Zip Code)

                                (614) 470-8000
                 (Registrant's Area Code and Telephone Number)

                                  Lisa Hurley
                               3435 Stelzer Road
                           Columbus, Ohio 43219-3035
                    (Name and Address of Agent for Service)

                               -----------------

                                With copies to:

             John E. Baumgardner, Jr.,         David Leahy
                       Esq.             Sullivan & Worcester LLP
                Sullivan & Cromwell       1666 K Street, N.W.,
                 125 Broad Street               Suite 700
                New York, NY 10004        Washington, DC 20006

                               -----------------

   Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

                               -----------------

   REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.

                               -----------------

   Title of Securities Being Registered: Common Stock, $0.001 par value per share. No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

================================================================================

                               EXPLANATORY NOTE

   This Registration Statement is being filed pursuant to Rule 485(b) under the Securities Act of 1933 for the sole purpose of filing the attached exhibit, as contemplated by the registrant's undertaking in Pre-Effective Amendment No. 1 to this Registration Statement, filed on August 12, 2002.

                                  SIGNATURES

   As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of New York and State of New York, on the 20th day of September, 2002.

                                              BNY HAMILTON FUNDS, INC.

                                              By:   /s/  MICHAEL A. GRUNEWALD
                                                  -----------------------------
                                                      Michael A. Grunewald
                                                            President

   As required by the Securities Act of 1933, the registrant certifies that it meets all the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this registration statement to be signed by the following persons in the capacities and on the date indicated.

        Signature                      Title                       Date
        ---------                      -----                       ----

 /s/  EDWARD L. GARDNER* Director and Chairman of the Board September 20, 2002
 -----------------------   of Directors
    Edward L. Gardner

  /s/  JAMES E. QUINN*   Director                           September 20, 2002
 -----------------------
     James E. Quinn

    /s/  KAREN OSAR*     Director                           September 20, 2002
 -----------------------
       Karen Osar

     /s/  KIM KELLY*     Director                           September 20, 2002
 -----------------------
        Kim Kelly

 ----------------------- Director                           September 20, 2002
     John R. Alchin

 /s/  WILLIAM J. TOMKO*  Chief Executive Officer            September 20, 2002
 -----------------------
    William J. Tomko

   /s/  NIMISH BHATT*    Treasurer and Principal Accounting September 20, 2002
 -----------------------   Officer
      Nimish Bhatt


*By: /s/  MICHAEL A. GRUNEWALD
     -------------------------
       Michael A. Grunewald
     Attorney-in-Fact pursuant
      to a power of attorney

                                      1

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                                 EXHIBIT INDEX

Exhibit
Number                  Description
------                  -----------

  (12)  Opinion and Consent of Sullivan & Cromwell.